NXG NextGen Infrastructure Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 29, 2024

		Fair
Common Stock - 103.1%	Shares	Value
Canadian Midstream - 0.2%
Pembina Pipeline Corporation(2)(3)	5,153	$177,620

Cloud Services - 4.6%
Akamai Technologies, Inc.(3)	25,000	2,773,000
Microsoft Corporation	5,000	2,068,200
		4,841,200
Crude Oil & Refined Products - 2.2%
Genesis Energy, L.P.	200,000	2,304,000

Cryptocurrency Miners - 1.0%
Cleanspark, Inc.(3)	60,000	1,003,200

Cybersecurity - 3.1%
Crowdstrike Holdings, Inc.(3)	10,000	3,241,500

E&P - 6.8%
Pioneer Natural Resources Co	13,000	3,057,470
Viper Energy, Inc.	112,000	4,047,680
		7,105,150
Engineering & Construction - 4.3%
Jacobs Solutions, Inc.	14,000	2,053,100
Quanta Services, Inc.	10,000	2,415,100
		4,468,200
Industrials- 0.9%
Plug Power, Inc.(3)	250,000	882,500

Large Cap Diversified C Corps. - 25.2%
Cheniere Energy, Inc.	25,000	3,880,000
Kinder Morgan, Inc.	354,000	6,156,060
Oneok, Inc.	66,000	4,957,920
Pembina Pipeline Corporation(1)(2)	116,000	4,037,960
TC Energy Corporation(2)	80,000	3,164,000
Williams Companies, Inc.	115,000	4,133,100
		26,329,040
LNG Midstream - 3.5%
New Fortress Energy, Inc.	105,000	3,690,750

Mineral Royalties - 1.8%
Sitio Royalties Corporation	82,000	1,871,240

Natural Gas Gatherers & Processors - 8.4%
DT Midstream, Inc.	65,000	3,745,950
Western Midstream Partners, L.P.	150,000	5,017,500
		8,763,450
NG Gatherers & Processors - 6.3%
Equitrans Midstream Corporation(1)	433,000	4,628,770
Kinetik Holdings, Inc.	55,455	1,958,671
		6,587,441
Natural Gas Transportation & Storage - 15.6%
Antero Midstream Corporation	256,000	3,430,400
Enlink Midstream LLC	250,000	3,082,500
Hess Midstream, L.P.	150,000	5,113,500
Targa Res Corporation	47,000	4,617,280
		16,243,680
Refiners - 4.4%
Marathon Pete Corporation	13,000	2,199,990
Phillips 66	17,000	2,422,670
		4,622,660
Renewable Generation - 0.0%
Ormat Technologies, Inc.	20,000	1,303,000

Solar - 2.6%
Atlantica Sustainable Infrastructure plc(1)(2)	150,000	2,694,000

Solar Equipment - 1.0%
Array Technologies, Inc.(3)	75,000	1,023,000

Utilities - 7.7%
Clearway Energy, Inc.(1)	150,000	3,270,000
Vistra Corporation	63,000	3,436,020
Constellation Energy Corporation	8,000	1,347,600
		8,053,620
Wireless Connectivity - 2.2%
AT&T, Inc.	55,000	931,150
Verizon Communications, Inc.	35,000	1,400,700
		2,331,850
Total Common Stocks (Cost $95,970,371)		$107,537,101

Master Limited Partnerships and Related Companies - 29.4%	Units
Large Cap Diversified C Corps - 6.9%
Plains GP Holdings, L.P.(1)	414,000	$7,120,800

Large Cap MLP - 18.2%
Energy Transfer, L.P.(1)	578,999	8,476,552
Enterprise Prods Partners, L.P.	145,000	3,980,250
MPLX, L.P.(1)	170,000	6,534,800
		18,991,602
Upstream MLP - 2.6%
TXO Energy Partners, L.P.	154,000	2,731,960

YieldCo - 1.7%
NextEra Energy Partners, L.P.	65,000	1,785,550
Total Master Limited Partnerships and Related Companies (Cost $22,332,322)		$30,629,912

Real Estate Investment Trusts - 1.1%	Shares
Towers - 1.1%
Crown Castle, Inc.	10,000	$1,099,400
Total Real Estate Investment Trusts (Cost $1,160,905)		$1,099,400

Fixed Income - 0.0%	Principal Amount
Exploration & Production - 0.0%
Sanchez Energy Corporation, 6.125%, due 01/15/2023(1)(4)	5,000,000	$-
Total Fixed Income (Cost $4,932,683)		$-

Short-Term Investments - Investment Companies - 0.0%	Shares
First American Government Obligations Fund - Class X, 5.23%(1)(5)	18,506	$18,506
First American Treasury Obligations Fund - Class X, 5.23%(1)(5)	18,506	18,506
Total Short-Term Investments - Investment Companies (Cost $37,012)		$37,012

Total Investments - 133.6% (Cost $124,433,293)		$139,303,425
Written Options(6) - 0.1% (Premiums received $186,643)		90,150
Liabilities in Excess of Other Assets - (33.7)%		(35,106,913)
Net Assets Applicable to Common Stockholders - 100.0%		$104,286,662

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	Foreign issued security. Foreign concentration is as follows: Canada 7.08% and United Kingdom 2.58%.
(3)	No distribution or dividend was made during the period ended February 29, 2024. As such, it is classified as a non-income producing security as of February 29, 2024.
(4)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors. As of February 29, 2024, the value of these investments was $0 or 0.00% of total net assets.

(5)	Rate reported is the current yield as of February 29, 2024.
(6)	Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Akamai Technologies, Inc., Call Option	$113.00	03/2024	USD	100	$2,897	$4,600	$(1,703)
Array Technologies, Inc., Call Option	$15.00	03/2024	USD	750	$70,487	$22,500	$47,987
Cheniere Energy, Inc., Call Option	$167.50	03/2024	USD	120	$7,077	$4,500	$2,577
Cleanspark, Inc., Call Option	$21.00	03/2024	USD	600	$61,885	$3,000	$58,885
Crowdstrike Holdings, Inc., Call Option	$350.00	03/2024	USD	50	$39,898	$54,400	$(14,502)
Microsoft Corporation, Call Option	$435.00	03/2024	USD	50	$4,399	$1,150	$3,249
					$186,643	$90,150	$96,493

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 29, 2024	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$107,537,101	$107,537,101	$-	$-
Master Limited Partnerships and Related Companies (a)	30,629,912	30,629,912	-	-
Real Estate Investment Trusts (a)	1,099,400	1,099,400	-	-
Total Equity Securities	139,266,413	139,266,413	-	-
Other
Short Term Investments (a)	37,012	37,012	-	-
Total Other	37,012	37,012	-	-
Total Assets	$139,303,425	$139,303,425	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 29, 2024.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended February 29, 2024.